Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Buildings and structures [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	20
Buildings and structures [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	40
Machinery [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	4
Machinery [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	5
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	4
Equipment, tools and vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	2
Equipment, tools and vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	4
Equipment, tools and vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	12
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	* [1]

[1]	The Group depreciates the right-of-use assets from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.